Commitments - Summary of the commitments outstanding (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Disclosure Of Commitments [Abstract]
Contracted for purchase of inventories	¥ 52,488	[1]
Contracted for purchase of services	216,807	[2]
Total	¥ 269,295

[1]	A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd. (“Yutong”), an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Yutong with an aggregated purchase amount of RMB100.3 million in 2024. As of June 30, 2025, the Group has paid RMB62.0 million under this vehicle purchase agreement. The Group is in the process of negotiating with Yutong to extend the term to purchase vehicles under the agreement.
[2]	A research and development service agreement with another Chinese manufacturer, pursuant to which the Group committed to purchase research and development services from the manufacturer with an aggregated purchase consideration of RMB216.8 million in 2024 and 2025. As of June 30, 2025, the research and development services has not started and no consideration has been paid yet.